INVESTMENTS, DEBT AND DERIVATIVES - Financial Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Total debt and derivatives	$ 4,339	$ 5,157
Non-current	2,987	3,467
Current	1,352	1,690
At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives	0	1
At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	4,339	5,156
Derivatives not designated as hedges | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives	0	1
Bank loans and bonds | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	3,019	3,785
Borrowing, of which | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	2,950	3,707
Borrowings, of which principal amount outstanding | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	2,774	3,559
Borrowings, of which other borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	176	148
Interest accrued | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	81	84
Discounts and unamortized fees | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	(12)	(6)
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	1,000	977
Other financial liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	$ 320	$ 394